Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Tax [Abstract]
Schedule of Movements in Deferred Tax Liabilities

Deferred tax liabilities

	Fair value adjustments arising from acquisition of a subsidiary	Right-of-use assets	Total
	RMB	RMB	RMB
At January 1, 2023	12,151	5,328	17,479
Deferred tax (credited)/charged to the statement of profit or loss during the year (note 9)	(1,602)	85	(1,517)
Deferred tax liabilities at December 31, 2023 and January 1, 2024	10,549	5,413	15,962
Deferred tax (credited)/charged to the statement of profit or loss during the year (note 9)	(5,181)	1,300	(3,881)
Deferred tax liabilities at December 31, 2024	5,368	6,713	12,081
Deferred tax liabilities at December 31, 2024 in US$	735	920	1,655

Schedule of Movements in Deferred Tax Assets

Deferred tax assets

	Contract liabilities	Lease liabilities	Donation expenses	Losses Available for Offsetting Against Future Taxable profits	Total
	RMB	RMB	RMB	RMB	RMB

At January 1, 2023	31,197	5,328	-	23,097	59,622
Deferred tax charged/(credited) to the statement of profit or loss during the year (note 11)	12,243	85	-	(6,695)	5,633
Deferred tax assets at December 31, 2023 and January 1, 2024	43,440	5,413	-	16,402	65,255
Deferred tax charged/(credited) to the statement of profit or loss during the year (note 11)	(5,623)	1,300	2,896	(12,879)	(14,306)
Deferred tax assets at December 31, 2024	37,817	6,713	2,896	3,523	50,949
Deferred tax assets at December 31, 2024 in US$	5,181	920	397	483	6,980

Schedule of Deferred Tax Assets and Liabilities

For presentation purposes, certain deferred tax assets and liabilities have been offset in the statements of financial position. The following is an analysis of the deferred tax balances of the Group for financial reporting purposes:

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Deferred tax offset in the consolidated statements of financial position	5,413	6,713	920
Net deferred tax assets recognized in the consolidated statements of financial position	59,842	44,236	6,060
Net deferred tax liability recognized in the consolidated statements of financial position	10,549	5,368	735